Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Incurred Income Tax and Withholding Tax Benefits (Expenses)	For the years ended December 31, 2023, 2022 and 2021, the Company incurred income tax and withholding tax benefits (expenses) as below:
	For the Years Ended December 31,
	2023	2022	2021
Federal income tax benefits (expenses)	$-	$642,118	$(738,851)
State income tax benefits (expenses)	(12,766)	301,410	(408,295)
Total	$(12,766)	$943,528	$(1,147,146)

Schedule of Incurred Canada Federal and Provincial Income Tax (Expenses) Benefits	For years ended December 31, 2023, 2022, and 2021, the Company incurred Canada federal and provincial income tax (expenses) benefits as below:
	For the Years Ended December 31,
	2023	2022	2021
Federal income tax (expenses) benefits	$(73,207)	$(37,879)	$37,879
Provincial income tax (expenses) benefits	(39,044)	(20,202)	20,202
Total	$(112,251)	$(58,081)	$58,081

Schedule of Effective Tax Rate	Below is a reconciliation of the statutory tax rate of US federal tax rate 21% to the effective tax rate for the consolidated group:
	For the Years Ended December 31,
	2023	2022	2021
US Federal income tax rate	21.0%	21.0%	21.0%
Effect of foreign operations taxed at various rates	(31.0)%	(5.5)%	6.0%
State income taxes, net of federal benefit	(0.1)%	0.5%	3.0%
Reserve on Hong Kong offshore and share-based compensation tax benefits	(2.7)%	(0.5)%	11.5%
Excessive share-based compensation tax benefits	0%	0%	(3.0)%
Non-deductible executives compensation	0%	0%	1.9%
Non-deductible impairment on digital assets	(34.3)%	(8.5)%	3.7%
Withholding tax on intercompany interest payment	(0.1)%	(0.2)%	0%
Non-taxable capital gain on investments/digital assets	52.5%	8.0%	0%
Others	(0.4)%	0.2%	0.1%
Effect of change in valuation allowance	(9.8)%	(14.0)%	0%
Total	(5.0)%	1.0%	44.2%

Schedule of Deferred Tax Assets and Liabilities	The consolidated Deferred tax assets (liabilities) as of December 31, 2023 and 2022 consist of the following:
	December 31, 2023	December 31, 2022
Deferred tax assets:
Net operating losses carry forwards	$13,766,882	$8,357,549
Share-based compensation	919,036	610,298
Capital loss carryforwards	1,549,966	3,812,024
Accrual Bonus	66,343	-
Deferred tax liabilities:
Basis difference in fixed assets	(6,922,519)	(3,855,914)
Basis difference in digital assets	(102,605)	-
Net deferred tax assets:	9,277,103	8,923,957
Less: valuation allowance	(9,389,354)	(8,923,957)
Net deferred tax liabilities after valuation allowance	$(112,251)	$-

Schedule of Reconciliation of Gross Unrecognized Tax Benefits	A reconciliation of gross unrecognized tax benefits was as follows:
	For the Years Ended December 31,
	2023	2022	2021

Unrecognized tax benefits at the beginning of the year	$3,044,004	$2,767,276	$-
Increases for tax positions taken in current year	$-	$-	$2,767,276
Increases for tax positions taken in prior years	$152,200	$276,728	$-
Unrecognized tax benefits at the end of the year	$3,196,204	$3,044,004	$2,767,276